Business combinations (Tables)	12 Months Ended
Dec. 31, 2024
Business Combinations Disclosure1 [Abstract]
Disclosure of detailed information about business of Nexus [Table Text Block]

Acquisition date fair value of each major class of identifiable assets and liabilities recognized
	66.67% Tria April 02, 2024	GPMS carve-out April 26, 2024	100% Credit Suisse’s Real Estate business May 24, 2024	100% Nexus July 16, 2024

Total purchase consideration
Cash consideration paid (a)	19,811	73,772	58,243	—
Equity consideration paid	—	—	—	14,690
Consideration payable	—	37,551	70,338	—
Contingent consideration payable	—	24,087	—	6,358
Total consideration transferred	19,811	135,410	128,581	21,048

Non-controlling interest (b)	6,604	—	—	—
Total consideration	26,415	135,410	128,581	21,048

Acquisition date fair value of each major class of identifiable assets and liabilities recognized
	66.67% Tria April 02, 2024	GPMS carve-out April 26, 2024	100% Credit Suisse’s Real Estate business May 24, 2024	100% Nexus July 16, 2024

The assets and liabilities recognized because of the acquisition are as follows:
Cash and cash equivalents	9,906	19,506	—	345
Accounts receivable	9,905	1,751	—	491
Recoverable taxes	—	—	—	376
Short term investments	—	—	—	3
Property, plant and equipment	—	—	—	22
Other assets	—	48,127	—	2
Accounts payable	—	(226)	—	—
Personnel liabilities	—	(7,170)	(1,903)	(255)
Tax liabilities	—	—	—	(474)
Deferred tax asset / (liabilities)	—	24	—	(235)
Loans	—	—	—	(95)
Deferred consideration payable on acquisition	—	—	(4,368)	—
Other liabilities	—	(54,258)	—	(768)
Intangible assets: contractual rights	—	92,754	114,107	9,872
Non-compete	—	4,358	—	1,211
Net identifiable assets acquired	19,811	104,866	107,836	10,495

Total consideration less net identifiable assets acquired: Goodwill	6,604	30,544	20,745	10,553

(a)Purchase consideration – cash outflow for the year ending December 31, 2024, to acquire the subsidiary, net of cash acquired:

	66.67% Tria April 02, 2024	GPMS carve-out April 26, 2024	100% Credit Suisse’s Real Estate business May 24, 2024	100% Nexus August 26, 2024	Total

Cash flow reconciliation
Cash consideration	19,811	73,772	58,243	—	151,826
Less: Cash acquired	(19,811)	(19,506)	—	(345)	(39,662)
Net outflow/(inflow) of cash - investing activities	—	54,266	58,243	(345)	112,164

Non-cash reconciliation
Total consideration	26,415	135,410	128,581	21,048	311,454
Less: Cash consideration paid	(19,811)	(73,772)	(58,243)	—	(151,826)
Less: Class A common share issued	—		—	(14,690)	(14,690)
Non-cash additions to the Group’s Statement of Financial Position	6,604	61,638	70,338	6,358	144,938
(b)The Group recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. The decision is made on an acquisition-by-acquisition basis. For the non-controlling interests in Tria, the Group elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets.

Disclosure of detailed information about business of Patria Asset Management [Table Text Block]

The assets and liabilities recognized because of the acquisition are as follows:
	100% Kamaroopin April 12, 2023	50.74% Patria Asset Management November 1, 2023

Total purchase consideration
Cash consideration paid (a)	2,024	4,787
Consideration payable	—	24,415
Contingent consideration payable	4,707	—
Equity consideration	10,130	—
Total consideration transferred	16,861	29,202

Non-controlling interest (b)	—	15,147
Fair value of equity interest previously held	11,132	—
Total consideration	27,993	44,349

The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents	178	—
Net working capital	(101)	—
Intangible assets: contractual rights	—	30,911
Intangible assets: non-contractual customer relationships	10,560	—
Intangible assets: brands	868	—
Property and equipment	15	—
Net identifiable assets acquired	11,520	30,911

Total consideration less net identifiable assets acquired: Goodwill	16,473	13,438